Real Estate Properties under Development, Net - Schedule of Current Portion of Real Estate Properties (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Less: Impairment		$ 0
Total current assets	$ 106,377,000	$ 228,363,000	$ 385,642,000	$ 319,181,000	$ 377,708,000
Real Estate Properties under Development
Property, Plant and Equipment [Line Items]
Construction in progress	0		76,029,000		9,636,000
Land use right	0		114,535,000		112,057,000
Less: Impairment	0		(22,695,000)
Total current assets	$ 0		$ 167,869,000		$ 121,693,000